Restructuring Activities (Details) (USD $)	12 Months Ended
Dec. 02, 2012 item
Restructuring Activities
Pretax restructuring charges	$ 2,421,000
Expected number of positions eliminated or relocated	145
2012 Restructuring Activities
Charges to expense	2,421,000
Liabilities at the end of the period	2,421,000
Expect to incure additional restructuring charges	1,700,000
Severance and employee benefits
Restructuring Activities
Pretax restructuring charges	621,000
2012 Restructuring Activities
Charges to expense	621,000
Liabilities at the end of the period	621,000
Multi-employer pension withdrawal liability
Restructuring Activities
Pretax restructuring charges	1,800,000
2012 Restructuring Activities
Charges to expense	1,800,000
Liabilities at the end of the period	$ 1,800,000